Commitments (Details Narrative) - Licensing Agreements [Member]	12 Months Ended
Mar. 31, 2016 USD ($)
Maximum proceeds from patent prosecution cost	$ 50,000
Royalties owed as percent of sale price of products developed using licensed intellectual property	0.50%
Minimum annual royalty pursuant to license agreement, year three and beyond	$ 10,000